PIMCO Equity Series VIT

Supplement Dated October 18, 2013 to the

Administrative Class Prospectus, Advisor Class Prospectus and Institutional Class Prospectus

(each dated April 30, 2013) (each a “Prospectus”),

each as supplemented from time to time

Disclosure Related to Updates on the Net Asset Value

Effective immediately, the following is added before the second to last paragraph on the back cover of each Prospectus:

Daily updates on the NAV of the Portfolio may be obtained by calling 1-888-87-PIMCO.

Investors Should Retain This Supplement For Future Reference

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